Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]
The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	Year ended December 31,
(In thousands, except per share amounts)	2012	2013	2014

Numerator:

Net income (loss) from continuing operations	$(4,740)	$(46,511)	$(88,924)
Net income (loss) from discontinuing operations	$1,512	$3,587	$4,018
Denominator:
Weighted average shares outstanding used for basic earnings (loss) per share	25,135,416	25,450,175	36,214,384
Effect of dilutive securities:
Stock-options and warrants	-	-	-
Weighted average shares outstanding and dilutive securities used for diluted earnings (loss) per share	25,135,416	25,450,175	36,214,384

Earnings (loss) per ordinary share (Basic)
Continuing Operations	$(0.19)	$(1.83)	$(2.45)
Discontinued Operations	$0.06	$0.14	$0.11
Net income (loss)	$(0.13)	$(1.69)	$(2.34)

Earnings (loss) per share (diluted) :
Continuing Operations	$(0.19)	$(1.83)	$(2.45)
Discontinued Operations	$0.06	$0.14	$0.11
Net income (loss)	$(0.13)	$(1.69)	$(2.34)